Subsequent Event(s)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS

21.Subsequent Events

The Company has evaluated subsequent events which may require adjustment to or disclosure in the condensed consolidated financial statements through the date of issuance of these condensed consolidated financial statements.

Promissory Notes and Promissory Note Warrants

On July 25, 2022 and August 4, 2022, the Company issued three term promissory notes in the aggregate principal amount of $25.0 million to existing investor CMS Bridging DMCC, an affiliate of CMS Medical Venture Investment (HK) Limited, and existing investors and related parties PureTech Health LLC and SSD2 LLC, for an aggregate cash purchase price of $25.0 million. Each of the promissory notes is unsecured and bears interest at a rate of 15% per annum. Each promissory note matures on the earlier of (a) December 31, 2023 or (b) five (5) business days following a qualified financing. Upon a payment default under any promissory note that has not been cured after five days (i) the Company will be required to issue certain warrants to the holders as defined by the promissory note agreements and (ii) the holders will have the option to convert outstanding principal and accrued interest into a number of shares of Gelesis common stock as defined by the promissory note agreements.

CMS License Agreement Amendment and CMS Warrant

On August 4, 2022, the Company entered into an amendment to the License, Collaboration and Supply Agreement, dated June 18, 2020, by and between the Company and CMS Bridging DMCC, an affiliate of CMS Medical Venture Investment (HK) Limited. Pursuant to the amendment, the one-time, non-refundable, and non-creditable regulatory approval milestone payment of $5.0 million provided for in the original agreement became immediately payable. In addition, the amendment expands the CMS Territory and provides that the minimum annual royalty term for CMS territory will commence January 2024 (rather than January 2022, as previously provided under the original agreement) and extend through the expiration date of the amended agreement.

Upon execution of the amendment, the Company also issued to CMS a warrant to purchase up to 400,000 shares of common stock, par value $0.0001 per share, at an exercise price of $0.01 per share. The warrant expires on the date that is ten years from the date of issuance and is exercisable at any time from the date of issuance until the expiration date.

One S.r.l. Amended Warrant Purchase Agreement

On August 9, 2022, the Company entered into an amendment to the Warrant Purchase Agreement dated October 21, 2020, by and between the Company and the One S.r.l. warrantholders. Pursuant to the amendment, the Company deferred payment of the aggregate remaining purchase price under the patent license and assignment agreement and master agreement between the Company and One S.r.l., totaling €2.5 million, (which the Company owes to One S.r.l. shareholders) until March 31, 2023.

Pursuant to the amendment, and in consideration for the deferral, the Company amended the exercise price of the One S.r.l. warrantholders’ 1,353,062 previously issued common stock warrants from $4.26 to $1.45.

Committed Equity Facility with B. Riley Principal Capital II, LLC

On August 11, 2022, the Company entered into a Common Stock Purchase Agreement and a Registration Rights Agreement with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to the agreement, the Company will have the right, but not the obligation, to sell to B. Riley up to the lesser of (i) $50,000,000 of newly issued shares of common stock, and (ii) 14,506,475 shares of common stock (which is the number of shares equal to approximately 19.99% of the aggregate number of shares of the Company's common stock issued and outstanding immediately prior to the execution of the agreement), from time to time during the 24-month term set forth in the agreement.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 13, 2022 the Company completed its Business Combination with Legacy Gelesis.

Gelesis
SUBSEQUENT EVENTS
22.	Subsequent Event(s)

The Company has evaluated subsequent events which may require adjustment to or disclosure in the consolidated financial statements through the date of issuance of these consolidated financial statements.

Business Combination

On January 13, 2022, CPSR, a Delaware corporation and the predecessor company consummated the previously announced business combination, pursuant to the terms of the business combination agreement, dated as of July 19, 2021 (as amended on November 8, 2021 and December 30, 2021). The business combination, together with the PIPE financing and the sale of the backstop purchase shares, generated approximately $105 million in gross proceeds. In connection with the business combination, all outstanding shares of Legacy Gelesis’ Redeemable Convertible Preferred Stock and Legacy Gelesis’ Warrants Exercisable for Redeemable Convertible Preferred Stock converted into Gelesis Holdings Common Stock and Gelesis Holdings Common Warrants, respectively, pursuant to an exchange ratio of 2.59. On January 14, 2022, certain of the Gelesis Holdings’ securities began trading on the New York Stock Exchange under the symbols “GLS” and “GLS.W”.

2021 Bridge Financing Settlement

On January 19, 2022, pursuant to the terms of the bridge financing arrangements with two existing investors, the Company settled the convertible promissory notes in cash for principal plus accrued interest in the aggregate amount of $27.3 million.